Segment and Geographic Information	12 Months Ended
Mar. 31, 2013
Segment and Geographic Information

15.    Segment and geographic information:

Operating segments are components of the NTT Group that 1) engage in business activities, 2) whose operating results are regularly reviewed by NTT Group’s chief operating decision maker to make decisions on the allocation of financial resources and to evaluate business performance, and 3) for which discrete financial information is available. Accounting policies used to determine segment profit/loss and segment assets are consistent with those used to prepare the consolidated financial statements in accordance with accounting principles generally accepted in the United States.

The regional communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, sales of telecommunications equipment, and other operating revenues.

The long distance and international communications business segment principally comprises revenues from fixed voice related services, IP/packet communications services, system integration services and other operating revenues.

The mobile communications business segment principally comprises revenues from mobile voice related services, IP/packet communications services and sales of telecommunications equipment.

The data communications business segment principally comprises revenues from system integration services.

The other segment principally comprises operating revenues from such activities as building maintenance, real estate rental, systems development, leasing, and research and development.

Operating revenue:

Year Ended March 31	2011	2012	2013
	Millions of yen
Operating revenue:
Regional communications business—
External customers	¥3,529,551	¥3,306,656	¥3,203,926
Intersegment	497,657	458,115	454,291

Total	4,027,208	3,764,771	3,658,217
Long distance and international communications business—(*)
External customers	1,223,429	1,573,150	1,554,706
Intersegment	109,223	105,506	103,241

Total	1,332,652	1,678,656	1,657,947
Mobile communications business—
External customers	4,191,795	4,211,099	4,431,032
Intersegment	32,478	28,904	39,090

Total	4,224,273	4,240,003	4,470,122
Data communications business—
External customers	1,031,107	1,108,212	1,154,143
Intersegment	132,081	143,598	149,373

Total	1,163,188	1,251,810	1,303,516
Other—
External customers	329,121	308,245	356,933
Intersegment	791,146	780,794	900,644

Total	1,120,267	1,089,039	1,257,577
Elimination	(1,562,585)	(1,516,917)	(1,646,639)

Consolidated operating revenue	¥10,305,003	¥10,507,362	¥10,700,740

(*)	The operating revenues (External customers and Total) for the long-distance and international communications business segment for the fiscal year ended March 31, 2012 and 2013 include Dimension Data’s operating revenues of ¥465,729 million and ¥461,559 million, respectively.

Segment profit:

Year Ended March 31	2011	2012	2013
	Millions of yen
Segment profit:
Regional communications business	¥127,252	¥86,906	¥92,515
Long distance and international communications business	97,089	116,669	121,293
Mobile communications business	839,102	876,406	836,446
Data communications business	76,978	71,542	85,818
Other	44,857	56,857	53,576

Total segment profit	1,185,278	1,208,380	1,189,648
Elimination	29,631	14,586	12,320

Consolidated operating income	1,214,909	1,222,966	1,201,968
Other income	73,829	103,737	96,448
Other expenses	112,941	87,373	97,317

Consolidated income before income taxes and equity in earnings (losses) of affiliated companies	¥1,175,797	¥1,239,330	¥1,201,099

Equity in earnings (losses) of affiliated companies:
Regional communications business	¥77	¥93	¥153
Long distance and international communications business	432	900	594
Mobile communications business	(9,913)	(14,231)	(22,091)
Data communications business	91	27	96
Other	10,983	10,225	11,117

Consolidated total	¥1,670	¥(2,986)	¥(10,131)

Segment assets:

As of March 31	2011	2012	2013
	Millions of yen
Segment Assets:
Regional communications business	¥7,659,004	¥7,456,797	¥7,334,964
Long distance and international communications business	1,770,589	1,770,522	1,934,211
Mobile communications business	6,945,024	7,090,883	7,518,323
Data communications business	1,502,352	1,515,686	1,597,446
Other	10,009,775	9,924,722	10,283,920

Total segment assets	27,886,744	27,758,610	28,668,864
Elimination	(8,221,148)	(8,368,911)	(9,015,175)

Consolidated total assets	¥19,665,596	¥19,389,699	¥19,653,689

(Note)	Elimination includes offsetting the carrying amount of the parent’s investment in each subsidiary and the parent’s portion of equity of each subsidiary.

Goodwill resulting from an acquisition is included in segment assets of the respective business in which the acquired business has been included. See note 8.

Other significant items:

Year Ended March 31	2011	2012	2013
	Millions of yen
Depreciation and amortization:
Regional communications business	¥847,483	¥816,307	¥794,192
Long distance and international communications business	134,423	137,176	142,309
Mobile communications business	698,690	688,518	701,658
Data communications business	148,404	140,075	137,961
Other	127,419	122,728	117,505

Total segment	1,956,419	1,904,804	1,893,625
Elimination	6,115	5,894	5,620

Consolidated total	¥1,962,534	¥1,910,698	¥1,899,245

Capital investments for segment assets:
Regional communications business	¥806,953	¥811,803	¥785,929
Long distance and international communications business	135,452	152,348	147,503
Mobile communications business	668,476	726,833	753,660
Data communications business	139,070	133,966	122,113
Other	120,155	121,660	160,770

Consolidated total	¥1,870,106	¥1,946,610	¥1,969,975

Point program expenses:
Regional communications business	¥7,760	¥5,615	¥5,801
Long distance and international communications business	2,145	2,166	1,321
Mobile communications business	126,847	95,790	74,651

Consolidated total	¥136,752	¥103,571	¥81,773

Goodwill impairment losses:
Long distance and international communications business	¥—	¥—	¥23,042
Mobile communications business	—	—	7,281
Data communications business	1,912	4,764	—

Consolidated total	¥1,912	¥4,764	¥30,323

The capital investments in the above table represent the additions to fixed assets of each segment.

Transfers between operating segments are made at arms-length prices. Operating income is operating revenue less costs and operating expenses.

Geographic information is not presented due to immateriality of revenue and tangible long-lived assets attributable to customers and operations outside of Japan.

There have been no operating revenue from transactions with a single external customer amounting to 10% or more of NTT Group’s revenues for the fiscal years ended March 31, 2011, 2012 and 2013.

Due to the impact of the Great East Japan Earthquake which occurred on March 11, 2011, NTT Group’s telecommunications facilities and buildings, among other things, were damaged. For the fiscal year ended March 31, 2011, ¥28,225 million was recorded in consolidated operating expenses as a loss on retirement of damaged facilities, expenses incurred for restoration work and other expenses which resulted from this earthquake. The expenses incurred by business segments were: regional communications, ¥15,700 million; long-distance and international communications, ¥1,042 million; mobile communications, ¥5,843 million; data communications, ¥345 million; and other, ¥5,295 million.

For the fiscal year ended March 31, 2012, ¥19,505 million was recorded in consolidated operating expenses as expenses incurred for restoration work and other expenses which resulted from this earthquake.